Loss Per Share (Details) - Schedule of basic loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic loss per share [Abstract]
Loss attributable to Company’s owners (U.S. dollars in thousands)	$ (13,125)	$ (7,845)	$ (12,998)
The weighted average of the number of ordinary shares in issue (in thousands)	27,106	11,074	340
Basic loss per share (U.S. dollar)	$ (0.48)	$ (0.71)	$ (38.23)